Accounts Receivable, Net (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Credit Loss [Abstract]
At the beginning of the year	$ 337,894	$ 375,337
(Decrease) in allowance for doubtful accounts	(26,880)	(17,929)
Foreign exchange difference	(3,988)	(19,514)
At the end of the year	$ 307,026	$ 337,894